Earnings per share (Details) $ / shares in Units, $ in Millions		3 Months Ended									9 Months Ended		12 Months Ended
	Apr. 27, 2016 shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Numerator:
Net (loss) income		$ (27.7)		$ (172.3)							$ 113.8	$ (155.4)	$ (136.3)	$ 51.8	$ 310.0
Less: Income attributable to non-controlling interests		(0.3)		(4.2)							(0.9)	(13.2)	(13.7)	(19.3)	(18.8)
Less: Accrued dividends on Series A redeemable preference shares				(2.5)							(2.6)	(3.5)	(6.1)
Net income (loss) available for dividends out of undistributed earnings		(28.0)	$ 16.0	(179.0)	$ (0.8)	$ 7.7	$ 6.9	$ 27.8	$ (12.0)	$ 9.8	110.3	(172.1)	(156.1)	32.5	291.2
Net income (loss) available to Sirius Group common shareholders		$ (28.0)		$ (179.0)							$ 105.8	$ (172.1)	$ (156.1)	$ 32.5	$ 291.2
Denominator:
Weighted average shares outstanding for basic and diluted earnings per share | shares		120,000,000		120,000,000							120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Earnings per share
Basic earnings per share | $ / shares		$ (0.23)	$ 0.13	$ (1.49)	$ (0.01)	$ 0.06	$ 0.06	$ 0.23	$ (0.10)	$ 0.08	$ 0.88	$ (1.43)	$ (1.30)	$ 0.27	$ 2.43
Diluted earnings per share | $ / shares		$ (0.23)	$ 0.13	$ (1.49)	$ (0.01)	$ 0.06	$ 0.06	$ 0.23	$ (0.10)	$ 0.08	$ 0.88	$ (1.43)	$ (1.30)	$ 0.27	$ 2.43
Potentially dilutive securities		0		0							0	0	0
Stock split, share multiplied value	10,000
Common shares issued and outstanding due to stock split | shares	120,000,000